COLT 2022-9 ABS-15G

Exhibit 99.3

Exception Grades

Run Date - 11/9/2022 4:50:56 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Dummy ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
217682531	XXXX	XXXX	4350100457	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Spousal Consent Form not provided						Reviewer Comment (2022-03-02): Received Spousal consent confirmation, doc associated. Exception Cleared Buyer Comment (2022-03-01): Uploaded Spousal Consent. Reviewer Comment (2022-02-25): Commitment does not reflect sole ownership. Buyer Comment (2022-02-23): This is a cash out refinance, not a purchase. Borrower already owned the property. No Spousal Consent is required.	03/02/2022			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
217682531	XXXX	XXXX	4350100457	XXXX			Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Foreign Borrower's [redacted], [redacted] primary residence				Reviewer Comment (2022-02-25): Cleared. Buyer Comment (2022-02-23): Borrower's primary residence is outside the United States. Pay history documentation is not required.	02/25/2022			1	C	A	C	A	C	A	C	A	C	A		AZ	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
218359466	XXXX	XXXX	4350100456	XXXX			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	$[redacted]< $[redacted] minimum SP I10 Inve$tor Debt Service Coverage 30 Yr Fixed program. Lender Exception Approval is in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	[redacted]> [redacted]	SitusAMC SitusAMC,Originator	Reviewer Comment (2022-07-20): Compensating factors used to waive exception				2	B	B	B	B	B	B	B	B	B	B		MO	Investment	Purchase		C	C	C	C			A	A		N/A	No
218359466	XXXX	XXXX	4350100456	XXXX			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Interest Only not provided		Loan approved with IO Feature								3	C	C	C	C	C	C	C	C	C	C		MO	Investment	Purchase		C	C	C	C			A	A		N/A	No
218359466	XXXX	XXXX	4350100456	XXXX			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of ___ does not match Calculated P&I of ___	Payment reflected on the Note reflects interest only payment however there is no Addendum to the Note or Rider to Security Instrument								3		C		C		C		C		C		MO	Investment	Purchase		C	C	C	C			A	A		N/A	No